15 INCOME TAXES: Schedule of components of deferred tax (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Non-Capital Losses Carried Forward	$ 547,512	$ 1,380,983	$ 115,780
Deferred tax liabilities:
Equipment	(3,466)	(4,915)	0
Intangible Asset	(544,046)	(1,368,271)	(100,185)
Note Payable	$ 0	$ (7,797)	$ (15,595)